LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Net loss for computation of basic and diluted net loss per share:
Net Loss attributable to MYnd Analytics, Inc.	$ (9,598,700)	$ (7,112,800)
Preferred stock dividends	(49,200)
Total	$ (9,647,900)	$ (7,112,800)
Basic and diluted net loss per share:
Basic and diluted net loss per share (in dollars per share)	$ (1.86)	$ (2.52)
Basic and diluted weighted average shares outstanding (in shares)	5,199,566	2,817,415
Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Total (in shares)	6,911,283	344,586
Stock Options [Member]
Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Total (in shares)	803,937	359,704
Warrant [Member]
Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Total (in shares)	6,075,874	957,198
Restricted Stock [Member]
Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Total (in shares)	406,564	4,500